Corporate of Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 733		$ 1,016	$ 1,410
Deferred tax assets	1,938	[1]	1,713
Deferred tax liabilities	$ 1,205		$ 697

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).